Notes to the Consolidated Statements of Financial Position - Summary of Goodwill has been Allocated to Groups of CGU (Detail) - EUR (€) € in Millions	Sep. 30, 2022	Sep. 30, 2021
CGU Group Internetstores
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill (September 30, 2022)	€ 150.1	€ 88.9
CGU Group Publikat
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill (September 30, 2022)	0.0	4.1
CGU Group Tennis US
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill (September 30, 2022)	32.1	0.0
CGU Group Tennis
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill (September 30, 2022)	29.6	35.4
CGU Wiggle
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill (September 30, 2022)	64.8	0.0
CGU Group OUTFITTER Teamsport & Ballside
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill (September 30, 2022)	€ 1.0	€ 1.0